SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Derivative liability	$ 1,510,000
GS Capital Partners, LLC [Member]
Derivative liability	280,000
Platinum Point Capital, LLC [Member]
Derivative liability	1,024,000
Platinum Point Capital, LLC [Member] | Warrant [Member]
Derivative liability	$ 206,000